NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Oct. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS

In October 2009, the Financial Accounting Standards Board ("FASB") amended revenue recognition guidance for arrangements with multiple deliverables. The guidance eliminates the residual method of revenue recognition and requires the use of management's best estimate of selling price for individual elements of an arrangement when VSOE, or TPE is unavailable. The FASB also amended the scope of existing software revenue recognition accounting. Tangible products containing software components and non-software components that function together to deliver the product's essential functionality would be scoped out of the accounting guidance on software and accounted for based on other appropriate revenue recognition guidance. We adopted all of the above guidance effective November 1, 2010 on a prospective basis. The adoption of the amended revenue recognition rules did not have a material impact on our consolidated financial statements. See Note 1, "Overview, Basis of Presentation and Summary of Significant Accounting Policies" for additional information.

In January 2010, the FASB issued guidance that requires new disclosures for fair value measurements and provides clarification for existing disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2009, except for gross presentation of activity in level 3 which is effective for annual periods beginning after December 15, 2010, and for interim periods in those years. We adopted the guidance for new disclosures for fair value measurements and clarification for existing disclosure requirements as of February 1, 2010 and there was no material impact on our consolidated financial statements. Additionally, we will adopt the guidance regarding level 3 activity on November 1, 2011 and we do not expect there to be a material impact to our consolidated financial statements. See Note 12, "Fair Value Measurements" for additional information on the fair value of financial instruments.

In April 2010, the FASB issued guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. The guidance is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010, with early adoption permitted. We adopted the guidance in the first quarter of 2011 and there was no material impact on our consolidated financial statements.

In May 2011, the FASB amended fair value measurement and disclosure guidance to achieve convergence with International Financial Reporting Standards ("IFRS"). The amended guidance modifies the measurement of fair value, clarifies verbiage, and changes disclosure or other requirements in US GAAP and IFRS. The guidance is effective during interim and annual periods beginning after December 15, 2011. We do not expect a material impact on our consolidated financial statements due to the adoption of this guidance.

In June 2011, the FASB issued guidance related to the presentation of comprehensive income. The guidance aims to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We expect to make presentational changes to our consolidated financial statements upon adoption of this guidance, but as this guidance impacts financial statement presentation requirements only, its adoption will not have a material impact on our consolidated financial statements.

In September 2011, the FASB amended guidance relating to the goodwill impairment test. The changes are intended to reduce the cost and complexity of the annual test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The revised guidance includes examples of events and circumstances that might indicate that a reporting unit's fair value is less than its carrying amount. The changes will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, earlier adoption is permitted. Agilent has opted to early adopt this guidance for the year ended October 31, 2011, See Note 1, "Overview, Basis of Presentation and Summary of Significant Accounting Policies" for additional information.